UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:   6/30/13

Item 1.  Reports to Stockholders.

Altegris Fixed Income Long Short Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ending June 30, 2013, compared to its benchmarks:

		Since Inception
		February 28, 2013
Altegris Fixed Income Long Short Fund - Class A		(1.20)%
Altegris Fixed Income Long Short Fund - Class A with load **		(6.88)%
Altegris Fixed Income Long Short Fund - Class I		(1.10)%
Altegris Fixed Income Long Short Fund - Class N		(1.20)%
The HFN Fixed Income (non-arbitrage) Index ***		2.10%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-877-772-5838.

** Class A with load total return is calculated using the maximum sales charge of 5.75%.

*** The HFN Fixed Income (non-arbitrage) Index includes funds that are invested in fixed income instruments and tend to be long-biased holders of securities. Funds may employ long/short strategies attempting to benefit from under or overvalued fixed income securities. These funds may be highly leveraged. The Index uses equal weighted averages of monthly returns funds reported by US and international investment managers and are grouped together based on primary strategy classifications contained in the HedgeFund.net database.

Top Ten Holdings by Sector	% of Net Assets
Diversified Finance Services	19.3%
Telecommunication	13.3%
Healthcare Products	9.0%
Software	8.3%
Semiconductors	6.1%
Mining	5.4%
Pharmaceuticals	4.7%
Agriculture	4.7%
Banks	4.2%
Chemicals	4.2%
Other Assets	20.8%
	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013

Par Value $		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 61.4%
	BANKS - 4.2%
800,000	Lloyds TSB Bank PLC (a,b)	12.0000	Perpetual	$ 1,065,565

	CHEMICALS - 4.2%
500,000	Cornerstone Chemical Co. (b)	9.3750	3/15/2018	525,000
500,000	Cornerstone Chemical Co.	9.3750	3/15/2018	525,000
				1,050,000
	DIVERSIFIED FINANCE SERVICES - 13.0%
1,125,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. (b)	7.3750	4/1/2020	1,091,250
500,000	Jefferies LoanCore LLC / JLC Finance Corp. (b)	6.8750	6/1/2020	485,000
500,000	Lehman Brothers Holdings, Inc. (c)	6.8750	5/2/2018	120,000
1,000,000	Lehman Brothers Holdings, Inc. (c)	6.8750	5/2/2018	246,250
1,335,000	Nuveen Investments, Inc. (b)	9.5000	10/15/2020	1,333,331
				3,275,831
	HEALTHCARE-PRODUCTS - 5.0%
500,000	Biomet Inc. (b)	6.5000	10/1/2020	498,750
750,000	Biomet Inc.	6.5000	10/1/2020	748,125
				1,246,875
	HOME BUILDERS - 0.9%
200,000	Lennar Corp.	6.9500	6/1/2018	217,500

	HOUSEHOLD PRODUCTS/WARES - 2.2%
500,000	Prestige Brands, Inc.	8.1250	2/1/2020	546,250

	INTERNET - 2.8%
750,000	IAC/InterActiveCorp (b)	4.7500	12/15/2022	707,812

	MINING - 3.6%
250,000	Allied Nevada Gold Corp. (b)	8.7500	6/1/2019	203,869
695,000	FQM Akubra, Inc. (b)	8.7500	6/1/2020	709,769
				913,638
	OIL & GAS - 3.0%
250,000	Chesapeake Energy Corp.	9.5000	2/15/2015	276,250
500,000	Gastar Exploration USA, Inc. (b)	8.6250	5/15/2018	480,000
				756,250
	PACKAGING & CONTAINERS - 2.5%
500,000	Kleopatra Holdings 1 (b,e)	10.2500	8/15/2017	633,652

	RETAIL - 2.1%
500,000	Landry's, Inc. (b)	9.3750	5/1/2020	528,750

	SEMICONDUCTORS - 1.8%
500,000	Jazz Technologies, Inc.	8.0000	6/30/2015	460,000

	SOFTWARE - 4.0%
1,000,000	Interface Security Systems Holdings, Inc. (b)	9.2500	1/15/2018	1,020,000

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Par Value $		Coupon Rate (%)	Maturity	Value

	TELECOMMUNICATIONS - 12.1%
1,000,000	Avaya, Inc. (b)	9.0000	4/1/2019	$ 960,000
500,000	Digicel Ltd. (b)	8.2500	9/1/2017	520,000
500,000	Intelsat Luxembourg SA (b)	7.7500	6/1/2021	505,000
750,000	Intelsat Luxembourg SA (b)	8.1250	6/1/2023	774,375
250,000	Nortel Networks Ltd. (c)	10.7500	7/15/2016	277,500
				3,036,875

	TOTAL BONDS & NOTES (Cost - $15,828,355)			15,458,998

	CONVERTIBLE BONDS - 37.3%
	AGRICULTURE - 4.7%
1,000,000	Vector Group Ltd. (a)	2.5000	1/15/2019	1,190,000

	DIVERSIFIED FINANCE SERVICES - 6.3%
750,000	Jefferies Group LLC	3.8750	11/1/2029	799,219
852,000	Tricon Capital Group, Inc.	5.6000	3/31/2020	787,692
				1,586,911
	INSURANCE - 2.5%
500,000	Radian Group, Inc.	3.0000	11/15/2017	625,000

	HEALTHCARE-PRODUCTS - 3.9%
1,000,000	Hologic Inc.(d)	2.0000	3/1/2042	989,375

	LODGING - 3.5%
1,000,000	Home Inns & Hotels Management, Inc.	2.0000	12/15/2015	874,240

	MINING - 1.8%
500,000	Royal Gold, Inc.	2.8750	6/15/2019	452,812

	PHARMACEUTICALS - 4.7%
1,000,000	Salix Pharmaceuticals Ltd.	1.5000	3/15/2019	1,193,125

	SEMICONDUCTORS - 4.3%
750,000	Micron Technology, Inc. (b)	1.6250	2/15/2033	1,082,344

	SOFTWARE - 4.3%
1,045,000	Nuance Communications, Inc.	2.7500	11/1/2031	1,068,763

	TELECOMMUNICATIONS - 1.3%
250,000	Ciena Corp. (b)	3.7500	10/15/2018	313,298

	TOTAL CONVERTIBLE BONDS (Cost - $9,071,041)			9,375,868

		Dividend Rate %
	PREFERRED STOCK - 5.9%
	IRON/STEEL - 3.3%
44,000	ArcelorMittal	6.0000	1/15/2016	825,880

	REITS - 2.6%
12,000	iStar Financial, Inc.	4.5000	Perpetual	648,000

	TOTAL PREFERRED STOCK (Cost - $1,589,270)			1,473,880

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares		Value

	TOTAL INVESTMENTS - 104.6% (Cost - $26,488,666) (f)	$ 26,308,746
	LIABILITIES LESS OTHER ASSETS - (4.6) %	(1,145,615)
	NET ASSETS - 100.0%	$ 25,163,131

	SECURITIES SOLD SHORT - (10.1) %
	COMMON STOCK - (10.0) %
	AGRICULTURE - (0.7) %
(10,300)	Vector Group Ltd.	$ (167,066)

	HEALTHCARE-PRODUCTS - (0.3) %
(4,000)	Hologic, Inc. *	(77,200)

	HOLDING COMPANIES - DIVERSIFIED - (0.1) %
(1,000)	Leucadia National Corp.	(26,220)

	INSURANCE - (1.0) %
(22,000)	Radian Group, Inc.	(255,640)

	IRON/ STEEL - (1.6) %
(34,750)	ArcelorMittal - ADR	(389,200)

	LODGING - (0.2) %
(1,900)	Home Inns & Hotels Management, Inc. - ADR *	(50,749)

	MINING - (0.2) %
(1,000)	Royal Gold, Inc.	(42,080)

	PHARMACEUTICALS - (1.4) %
(5,400)	Salix Pharmaceuticals Ltd. *	(357,210)

	REITS - (1.6) %
(36,200)	iStar Financial, Inc. *	(408,698)

	SEMICONDUCTORS - (1.9) %
(33,500)	Micron Technology, Inc. *	(480,055)

	SOFTWARE - (0.5) %
(7,300)	Nuance Communications, Inc. *	(134,174)

	TELECOMMUNICATIONS - (0.6) %
(7,200)	Ciena Corp. *	(139,824)

	TOTAL SECURITIES SOLD SHORT (Proceed $2,426,449)	$ (2,528,116)

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

	REIT - Real Estate Investment Trust
	ADR - American Depositary Receipt
*	Non income producing
(a)	Variable rate security - interest rate subject to period change.
(b)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from qualified institutional buyers. At June 30, 2013, these securities amounted to $13,437,765 or 53.4% of net assets. In addition, these securities are determined to be illiquid by the Board of Trustees.

(c)	Security in default.
(d)	Step-Up Bond; the interest rate shown is the rate in effect as of June 30, 2013.
(e)	Paid in Kind.
(f)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including securities sold short) is $24,062,217 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

					Unrealized Appreciation:	$ 736,955
					Unrealized Depreciation:	(1,018,542)
					Net Unrealized Depreciation:	$ (281,587)

	OPEN SWAP CONTRACTS
	Reference Entity	Notional Amount	Interest Rate (Payable)/ Receivable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
	Arrow Electronics, Inc.	$ 1,000,000	(1.00%)	6/20/2018	JP Morgan	$ (5,452)
	CA, Inc.	1,000,000	(1.00%)	6/20/2018	JP Morgan	(9,131)
	Campbell Soup Company.	1,000,000	(1.00%)	6/20/2018	JP Morgan	(3,793)
	Cardinal Health, Inc.	1,000,000	(1.00%)	6/20/2018	JP Morgan	(1,276)
	Computer Sciences Corporation	1,000,000	(1.00%)	6/20/2018	JP Morgan	(3,188)
	Eastman Chemical Company	1,000,000	(1.00%)	6/20/2018	JP Morgan	4,752
	Macy's, Inc.	1,000,000	(1.00%)	6/20/2018	JP Morgan	(6,966)
	Packaging Corporation of America	1,000,000	(1.00%)	6/20/2018	JP Morgan	(14,636)
	Quest Diagnostics Incorporated	1,000,000	(1.00%)	6/20/2018	JP Morgan	(19,177)
	The Hillshire Brands Company.	1,000,000	(1.00%)	6/20/2018	JP Morgan	(12,812)
	The Western Union Company	500,000	(1.00%)	6/20/2018	JP Morgan	(1,304)
	Verizon Communications Inc.	1,000,000	(1.00%)	6/20/2018	JP Morgan	(6,369)
	Xeros Corporation	500,000	(1.00%)	6/20/2018	JP Morgan	(5,590)
		$ 12,000,000				$ (84,942)

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

ASSETS
Investment securities:
At cost	$ 26,488,666
At value	$ 26,308,746
Cash	1,425,245
Segregated cash at broker	731,963
Cash denominated in foreign currency (cost $40,801)	42,125
Dividends and interest receivable	362,813
Receivable for securities sold	62,510
Receivable for Fund shares sold	2,819
Prepaid expenses and other assets	48,741
TOTAL ASSETS	28,984,962

LIABILITIES
Securities sold short, at value (proceeds $2,426,449)	2,528,116
Payable for investments purchased	1,168,375
Unrealized depreciation on swap contract	84,942
Investment advisory fees payable	21,342
Payable for Fund shares repurchased	16,550
Fees payable to other affiliates	1,199
Distribution (12b-1) fees payable	589
Accrued expenses and other liabilities	718
TOTAL LIABILITIES	3,821,831
NET ASSETS	$ 25,163,131

Composition of Net Assets:
Paid in capital	$ 25,459,676
Undistributed net investment income	79,961
Accumulated net realized loss from investments	(59,660)
Net unrealized depreciation of investments	(316,846)
NET ASSETS	$ 25,163,131

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 10
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a,b)	$ 9.88
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$ 10.48

Class I Shares:
Net Assets	$ 22,118,924
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,236,602
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.89

Class N Shares:
Net Assets	$ 3,044,197
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	308,140
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.88

(a)	For certain purchases of $1 million or more, a 1.00% contingent deferred sales charge may apply to redemptions made within 18 months of purchase.
(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2013 (a)

INVESTMENT INCOME
Interest	$ 221,996
Dividends (net of foreign withholding taxes of $1,043)	24,142
TOTAL INVESTMENT INCOME	246,138

EXPENSES
Advisor fees	133,078
Registration fees	24,126
Professional fees	13,793
Transfer agent fees	11,411
Interest expenses	11,385
Accounting services fees	5,857
Administrative services fees	5,621
Custodian fees	5,087
Printing and postage expenses	3,361
Trustees fees and expenses	1,956
Distribution (12b-1) fees:
Class N	1,789
Compliance officer fees	1,680
Insurance expense	840
Other expenses	1,630
TOTAL EXPENSES	221,614
Less: Fees waived by the Advisor	(55,437)
NET EXPENSES	166,177

NET INVESTMENT INCOME	79,961

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	1,283
Securities sold short	(30,081)
Swaps	(17,824)
Foreign currency transactions	(13,038)
Net Realized Loss	(59,660)

Net change in unrealized appreciation (depreciation) on:
Investments	(179,921)
Securities sold short	(101,667)
Swaps	(84,942)
Foreign currency translations	49,684
Net Change in Appreciation/(Depreciation)	(316,846)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(376,506)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (296,545)

(a)	The Fund commenced operations on February 28, 2013.

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2013 (a)
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$ 79,961
Net realized loss on investments	(59,660)
Net change in unrealized appreciation (depreciation) on investments	(316,846)
Net decrease in net assets resulting from operations	(296,545)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,366
Class I	22,661,334
Class N	3,258,450
Redemption fee proceeds:
Class I	21
Class N	3
Payments for shares redeemed:
Class A	(2,363)
Class I	(290,475)
Class N	(169,660)
Net increase from shares of beneficial interest transactions	25,459,676

NET INCREASE IN NET ASSETS	25,163,131

NET ASSETS
Beginning of Period	-
End of Period *	$ 25,163,131
*Includes undistributed net investment income of:	$ 79,961

SHARE ACTIVITY
Class A:
Shares Sold	234
Shares Redeemed	(233)
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	2,265,523
Shares Redeemed	(28,921)
Net increase in shares of beneficial interest outstanding	2,236,602

Class N:
Shares Sold	325,062
Shares Redeemed	(16,923)
Net increase in shares of beneficial interest outstanding	308,140

(a)	The Fund commenced operations on February 28, 2013.

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period (1)

	Class A		Class I		Class N
	Period Ended		Period Ended		Period Ended
	June 30, 2013		June 30, 2013		June 30, 2013
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 10.00		$ 10.00		$ 10.00

Income (loss) from investment operations:
Net investment (loss) (2)	0.01		0.03		0.04
Net realized and unrealized loss on investments	(0.13)		(0.14)		(0.17)
Total from investment operations	(0.12)		(0.11)		(0.12)

Redemption fees collected (3)	-		0.00	(3)	0.00	(3)

Net asset value, end of period	$ 9.88		$ 9.89		$ 9.88

Total return (4,5)	(1.20)%		(1.10)%		(1.20)%

Net assets, at end of period (000s)	$ 0	(6)	$ 22,119		$ 3,044

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including
dividends from securities sold short and interest expense (7,8)	3.11%		2.86%		3.11%
Ratio of gross expenses to average net assets excluding
dividends from securities sold short and interest expense (7,8)	2.97%		2.72%		2.97%
Ratio of net expenses to average net assets including
dividends from securities sold short and interest expense (8)	2.39%		2.14%		2.39%
Ratio of net expenses to average net assets excluding
dividends from securities sold short and interest expense (8)	2.24%		1.99%		2.24%

Ratio of net investment loss to average net assets (8,9)	0.76%		1.01%		0.76%

Portfolio Turnover Rate (4)	5%		5%		5%

(1) The Fund commenced operations on February 28, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(4) Not annualized.
(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6) Represents less than $1000.0 in net assets.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8) Annualized.
(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2013

1.

ORGANIZATION

The Altegris Fixed Income Long Short Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on February 28, 2013. The Fund seeks to achieve total return and to achieve this objective through a combination of current income and capital appreciation.

The Fund offers Class A, Class I and Class N shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 12 months after their purchase in the amount of the commissions paid on the shares redeemed. N shares of the Fund are offered at their NAV without an initial sales charge. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class N shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the last reported bid price on the valuation date.   Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Bond & Notes	$ -	$ 15,458,998	$ -	$ 15,458,998
Convertible Bonds	-	9,375,868	-	9,375,868
Preferred Stock	1,473,880	-	-	1,473,880
Total Assets	$ 1,473,880	$ 24,834,866	$ -	$ 26,308,746

Liabilities
Securities Sold Short *	$ (2,528,116)	$ -	$ -	$ (2,528,116)
Derivatives
Swaps	(84,942)	-	-	(84,942)
Total Liabilities	$ (2,613,058)	$ -	$ -	$ (2,613,058)

* Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended June 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments amounted to $27,639,173 and $1,081,875, respectively. Short sale and closing purchase from securities sold short amounted $535,328 and $2,931,697, respectively.

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, liquidity and currency risks, the amount of which is not apparent from the financial statements.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund.  The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the consolidated portfolio of investments.  The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments.  Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid.  As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Fund invests in financial instruments and enters into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD. The Fund’s currency risk is managed on an on-going basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arises.

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties.  One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party.  These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio.  In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.  For the period ended June 30, 2013 the Fund’s trades of swap contracts resulted in a net loss of $17,824 which is included in the net realized loss from swap transactions in the Statement of Operations.

Fair Values of Derivative Instruments in the Fund as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Contract Type/ Primary Risk Exposure
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Credit contracts	Unrealized appreciation		Unrealized appreciation
	on swap contracts	$ 4,752	on swap contracts	$ 89,694
		$ 4,752		$ 89,694

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

For the derivative instruments outstanding as of June 30, 2013 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

4. INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

The business activities of the Fund are overseen by the Board which is responsible for the overall management of the Fund. Altegris Advisors, L.L.C., serves as the Fund’s investment advisor (the “Advisor”). The Advisor allocates portions of the Fund’s portfolio to be managed by RockView Management, LLC which serves as The Fund’s Sub-Advisor (the “Sub-Advisor”). The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS.

Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the following annual rate 1.75%. Pursuant to each sub-advisory agreement between the Advisor and each Sub-Advisor, each Sub-Advisor is entitled to receive, on a monthly basis, a percentage of the net assets of its managed allocated portion. The Sub-Advisor is paid by the Advisors not the Fund.

The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least July 31, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, borrowing costs (such as interest and brokerage fees and commissions, front end or contingent deferred loads, dividend expense on securities sold short) or extraordinary expenses such as litigation) will not exceed 2.24%, 1.99% and 2.24% of the daily average net assets attributable to each of the Class A, Class I and Class N shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal periods prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the period ended June 30, 2013, expenses of $55,437 were waived by the Advisor of which $55,437 is subject to recapture through December 31, 2016.

The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and shareholder servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act.  The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to each of Class A and Class N shares. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the period ended June 30, 2013, pursuant to the Plans, Class N shares paid $1,789, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class I and Class N shares. The Distributor is an affiliate of GFS. During the period ended June 30, 2013, the Distributor received $145 in underwriting commissions for sales of Class A shares.

Effective April 1, 2013 each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will received a quarterly fee of $27,625 for his attendance at the regularly scheduled meeting of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. Prior to April 1, 2013 each Trustee who is not affiliated with the Trust or an adviser received a quarterly fee of $21,500. Effective July 1, 2013, in addition to the quarterly fees and reimbursements, the Chairman of the Board receives a $30,000 annual fee, and the Audit Committee Chairman receives a $15,000 annual fee, each to be paid quarterly, allocated between the Northern Lights Fund Trust and Northern Lights Variable Trust, each to be paid quarterly.

Additionally, in the event a meeting of the Board of Trustees other than its regularly schedule meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.

The Fund is part of a series of Altegris Mutual Funds or (“Family”) comprised of the Fund, Altegris Managed Futures Strategy Fund, Altegris Macro Strategy Fund, Altegris Futures Evolution Fund, Altegris Equity Long Short and Altegris Multi Strategy Alternative Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each Fund. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Family. GFS provides a Principal Executive Officer and a Principal Financial Officer to each Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Fund.

5.   REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the period ended June 30, 2013, Class I and Class N assessed redemption fees in the amounts of $21 and $3, respectively.

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2013

6.  RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than the following:

Genworth Financial, Inc. (“Genworth”) the parent company of Altegris, has agreed to enter into a transaction (the “Transaction”) whereby Genworth would sell its wealth management business, including Altegris, to a partnership of Aquiline Capital Partners LLC and Genstar Capital, LLC. The Transaction is expected to close in the second half of 2013, subject to customary closing conditions, including requisite regulatory approvals. The Transaction will cause certain agreements for the Funds to automatically terminate as required by law, including the investment advisory agreement between Altegris and the Trust, on behalf of the Fund, as well as the sub-advisory agreement between Altegris and various sub-advisers, if any, on behalf of the Fund. On April 24, 2013, the Board met to consider the approval of a new investment advisory agreement and, if any, new sub-advisory and, if any, new sub-advisory agreements (collectively, the “New Advisory Agreements”) between the Trust, on behalf of the Fund, and Altegris. The New Advisory Agreements are substantially similar in all material respects to each current advisory agreement with Altegris. The effective date of the New Advisory Agreement with respect to the Fund will be later of the date shareholders of the Fund approve the investment advisory agreement between Altegris and the Trust, or upon the closing of the Transaction. The shareholder meeting is scheduled for September 10, 2013 to review the proposed new Advisory Agreement.

Altegris Fixed Income Long Short Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2013

As a shareholder of the Altegris Fixed Income Long Short Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris Fixed Income Long Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning January 1, 2013 and ending June 30, 2013.

Table 1.  Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading  “Expenses Paid During Period”.

Table 2.  Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris Fixed Income Long Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Table 1. Annualized	Beginning	Ending	Expenses Paid
Actual Expense	Account Value *	Account Value	During Period **
Expenses Ratio	2/28/2013	6/30/2013	2/28/2013 – 6/30/13
Class A 2.24%	$1,000.00	$988.00	$7.44
Class N 2.24%	$1,000.00	$988.00	$7.44
Class I 1.99%	$1,000.00	$989.00	$6.61
Table 2.
	Beginning	Ending	Expenses Paid
Hypothetical ***	Account Value	Account Value	During Period ****
(5% return before expenses)	1/1/2013	6/30/2013	1/1/2013 – 6/30/13
Class A 2.24%	$1,000.00	$1,013.69	$11.18
Class N 2.24%	$1,000.00	$1,013.69	$11.18
Class I 1.99%	$1,000.00	$1,014.93	$ 9.94

*

From February 28, 2013 (commencement of operations) to June 30, 2013.

**      Class A, Class N, Class I expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (122), and divided by the number of days in the fiscal year (365).

***   Please note that while the Fund’s Class A, Class N and Class I commenced operations on February 28, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six months period for the purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period January 1, 2013, to June 30, 2013.

**** Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of   days in the fiscal year (365).

Altegris Fixed Income Long Short Fund (Adviser – Altegris Advisors, LLC)*

In connection with the special meeting held on April 24, 2013, the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris”) and the Trust, on behalf of Altegris Fixed Income Long Short Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service.  The Trustees revisited their discussions regarding Altegris over the last 12 months, and considered their familiarity with key advisory personnel and that each has approximately 20 years of industry experience.  The Trustees also considered that Altegris has a strong infrastructure with qualified personnel that provides research, operational, sales and marketing, and legal and compliance services to the Funds.  The Trustees also considered that Altegris provides due diligence around asset allocation, sourcing, evaluation of investment managers, investment monitoring, risk management, along with the supervision of sub-advisers.  A representative of Trust management noted that Altegris is professional and proactive in its interactions with management and fund service providers.  The Trustees noted that Altegris manages a robust marketing and distribution plan for the Funds that includes marketing the Funds to Altegris’ affiliated broker-dealers, independent broker-dealers, and making the Funds available for sale on approximately 20 mutual fund “supermarket” platforms.  During their discussion, the Trustees recognized that Altegris has a good fund-raising track record that they expect will continue.  The Trustees remarked that they and the Trust’s CCO have had a good working relationship with Altegris personnel since the commencement of the Altegris/the Trust’s relationship.  The Trust’s CCO confirmed that he and his staff had not found any material compliance issues at Altegris in the last year, and that Altegris’ compliance team had developed a strong infrastructure for monitoring overall compliance.  The Trust’s CCO noted that Altegris’ current CCO is also its general counsel.  The Altegris CCO explained that Altegris is in the process of evaluating those responsibilities and is considering the addition of a fully dedicated CCO.  With respect to daily monitoring, the Trustees noted that Altegris has developed internal tools to handle the daily monitoring of compliance and Fund operations to ensure the prospectus and 1940 Act guidelines are adhered to.  The Trustees were pleased that existing key Altegris personnel will continue to have responsibility for managing the business, and that a subset of those will have an equity stake in the firm.  Finally, they noted that a representative of Altegris had confirmed that Altegris could see no reason why the reorganization would impact the firm or Fund shareholders negatively, in fact, Altegris believes it will have a positive impact due to the additional expertise and resources Altegris will have access to.  Based on its previous history with Altegris, the Trustees concluded that Altegris has the capacity to provide the Board and shareholders with high quality services for the Funds.

Performance.  The Trustees noted that the Fund had only recently commenced operations (February 28, 2013) and, therefore, the Fund’s performance was too limited to be informative.  The Trustees revisited their deliberations from September 2012 when the Fund’s advisory agreement was initially approved, and noted the performance of other funds in the Trust managed by Altegris.  The Trustees also noted that although past performance is no guarantee of future results as to this or any other fund, the Board concluded that Altegris has the potential to deliver reasonable performance.

Fees and Expenses.  The Trustees noted that, in connection with the initial approval in September 2012 of an advisory agreement between Altegris and the Trust on behalf of the Fund, Altegris proposed to charge an annual advisory fee of 2%.  They considered that Altegris has now proposed to charge a reduced annual advisory fee of 1.75%, and noted that RockView would receive 0.85% from Altegris.  The Trustees compared the Fund’s advisory fee and estimated expense ratio to its peer groups and Morningstar category average noting that although the fee is the highest in its peer group, given the complexity of the strategy and the need for meaningful ongoing review of RockView, the fee was expected to be on the high side. In reviewing its deliberations from September 2012, the Trustees reconfirmed their conclusions.  Specifically, they discussed the “primary” peer group identified by Altegris, and a secondary peer group identified by Altegris, and the Morning Star Non-Traditional Bond Category Fee Average.  The Trustees noted that, in Altegris’ opinion in its September 15(c) response, the most comparable fund (based on strategy) was the one fund in the “primary” peer group, but because that fund adviser receives a “unitary” fee and pays all fund expenses, it is difficult to make a meaningful comparison of the fees. Therefore, Altegris also provided a secondary peer group for additional review and comparison.  The Board considered the “entrepreneurial premium” attributable to the Fund as it offers a strategy to shareholders that would otherwise be unavailable to a mutual fund investor.  The Trustees concluded that Altegris’ advisory fee was reasonable.

Economies of Scale.  The Board considered whether economies of scale will be reached with respect to the management of the Fund.  The Trustees reviewed and reaffirmed their deliberations from the September 2012 meeting, and concluded they continue to believe that based on the anticipated size of the Fund, and the consideration of the expense limitation agreement, the proposed breakpoints were appropriate, and an effective way to share economies of scale with shareholders.

Profitability.  The Trustees acknowledged that Altegris is not yet realizing a profit from its relationship with the Fund noting the small loss incurred by Altegris.  The Trustees concluded, therefore, that Altegris’ level of profitability from its relationship with the Fund was not excessive.

Conclusion.  Having requested and received such information from Altegris as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Board concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Fixed Income Long Short Fund (Sub-Adviser – RockView Management, LLC)

In connection with the special meeting held on April 24, 2013 the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and RockView Management, LLC (“RockView”), on behalf of the Altegris Fixed Income Long Short Fund (the “Fund”). The Trustees noted that RockView previously had provided the Trustees with materials related to its proposed Sub-Advisory Agreement, including information on each firm's investment strategies executed for their existing clients.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent, and Quality of Services.  Because the RockView sub-advisory agreement was approved less than a year ago, and given the extremely short history of the Fund, the Trustees revisited their deliberations from the September 2012 meeting.  Specifically, the Trustees discussed the nature of RockView’s operations, and noted RockView, generally, and the proposed portfolio managers’ overall experience in managing hedge funds, and again agreed that Altegris’ utilization of RockView is potentially valuable to the Fund’s shareholders.  The Trustees discussed RockView’s strong track record of performance in the hedge fund area.  After discussion, the Trustees concluded that their determinations at the Meeting are consistent with those from September and concluded RockView would be able to provide a level of service consistent with the Board’s expectations.

Performance.  The Trustees considered that the Fund has less than two months of performance history to evaluate and, therefore, is too limited to be informative.  They reviewed the information provided by RockView in connection with their approval in September 2012.  Specifically, the Trustees reviewed the performance of four other RockView funds, and noted its successful experience in managing hedge funds.  The Trustees discussed that the performance information provided in September 2012, while good, is all “long side”, and more difficult to assess how RockView will perform on both long and short in the strategy.  However, they again discussed RockView’s experience with a short alpha fund, noting it has shown successful past trading results creating alpha on the short side, and relative to the benchmarks shows a good risk adjusted rate of return.  The Trustees noted that while past performance is no guarantee of future results as to this or any other fund, they concluded that their assessment of RockView’s potential for the future is the same as it was in September 2012 and they continue to believe RockView has the potential to deliver reasonable performance.

 Fees and Expenses.  The Trustees noted RockView proposed to charge a sub-advisory fee of 0.85%, and noted the fee approved at the September 2012 meeting of the Board was 1.00%.  A representative of Altegris explained that, prior to Fund launch, it had further negotiated the RockView sub-advisory fee, from 1.0% to 0.85%.  Altegris explained that the Fund will have a longer ramp-up period than originally anticipated, and the longer ramp-up period (i.e., longer time to achieve projected AUM) will result in higher Fund costs, and the lower sub-advisory fee will help offset that cost.  The Trustees noted the change in sub-advisory fee will not impact the Fund's advisory fee as stated in the prospectus, nor will it impact the advisory level profitability analysis.  After discussion, the Trustees conclude that the proposed sub-advisory fee was within the range of reasonable.

Economies of Scale.  The Trustees considered whether there will be economies of scale with respect to the management of the Fund.  The Trustees agreed that this was an Advisory Agreement level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Profitability. The Trustees considered the anticipated profits to be realized by RockView in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by RockView from other activities related to the Fund.  The Trustees noted that, based on the information provided by RockView, it is apparent that RockView is giving concessions with respect to profitability relative to the other accounts it manages.  They agreed that the expected profit was very modest and not unreasonable.

Conclusion. Having requested and received such information from RockView as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Board concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Page 2

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-524-9441 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-524-9441.

INVESTMENT ADVISOR

Altegris Advisors, L.L.C

1200 Prospect Street, Suite 550

La Jolla, CA 92037

SUB-ADVISORS

RockView Management, LLC

Metro Center,  One Station Place

 7th Floor

Stamford, CT 06902

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/9/2013

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/9/2013